Business Combinations (Tables)	12 Months Ended
Sep. 30, 2020
Return Polymers Inc [Member]
Business Acquisition [Line Items]
Summary of Preliminary Allocation of Assets Acquired and Liabilities Assumed
The following table represents the preliminary allocation of assets acquired and liabilities assumed on the acquisition date and certain measurement period adjustments attributable to customary working capital adjustments as of September 30, 2020 (in thousands):

Total purchase consideration	$18,453

Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents	$—
Accounts receivable	1,119
Inventories	2,532
Prepaid expenses and other current assets	39
Property, plant and equipment	4,080
Intangible assets	5,100
Goodwill	7,092
Accounts payable	(947)
Accrued expenses and other liabilities	(562)

Net assets acquired	$18,453